Angel Oak UltraShort Income ETF
Schedule of Investments
April 30, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 51.36%
ACC Trust, Series 2022-1, Class B, 2.550%, 2/20/2025 (a)	$300,000	$293,871
ACHV TRUST, Series 2023-1PL, Class B, 6.800%, 3/18/2030 (a)	300,000	300,453
ACHV TRUST, Series 2023-2PL, Class B, 6.880%, 5/20/2030 (a)	300,000	299,509
Affirm Asset Securitization Trust, Series 2021-B, Class B, 1.240%, 8/17/2026 (a)	100,000	93,610
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028 (a)	400,000	397,820
Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.610%, 1/18/2028 (a)	200,000	200,446
American Credit Acceptance Receivables Trust, Series 2023-2, Class A, 5.890%, 10/13/2026 (a)(b)	300,000	300,431
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class C, 3.770%, 3/15/2027 (a)	150,000	131,530
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.930%, 5/15/2028 (a)	173,871	169,245
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class A, 6.900%, 1/16/2029 (a)	345,235	349,258
Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.120%, 3/15/2027 (a)	400,000	404,090
BA Credit Card Trust, Series 2021-A1, Class A1, 0.440%, 9/15/2026	400,000	382,900
BHG Securitization Trust, Series 2022-B, Class A, 3.750%, 6/18/2035 (a)	269,978	266,456
Capital One Multi-Asset Execution Trust, Series 2018-A2, Class A2, 5.298% (1 Month LIBOR USD + 0.350%), 3/16/2026 (c)	550,000	551,038
CARDS II Trust, Series 2021-1A, Class A, 0.602%, 4/15/2027 (a)	300,000	287,491
Carvana Auto Receivables Trust, Series 2021-P2, Class A3, 0.490%, 3/10/2026	271,725	263,621
Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.360%, 4/12/2027 (a)(b)	400,000	400,428
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.750%, 3/10/2028	98,918	91,672
Carvana Auto Receivables Trust, Series 2021-N2, Class C, 1.070%, 3/10/2028	189,519	175,412
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 5.630% (1 Month LIBOR USD + 0.620%), 4/22/2026 (c)	900,000	902,202
CPS Auto Receivables Trust, Series 2023-A, Class B, 5.470%, 11/16/2026 (a)	250,000	250,587
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910%, 8/16/2027 (a)	300,000	300,314
DT Auto Owner Trust, Series 2022-2A, Class B, 4.220%, 1/15/2027 (a)	800,000	786,924
DT Auto Owner Trust, Series 2023-2A, Class A, 5.880%, 4/15/2027 (a)	260,000	260,345
DT Auto Owner Trust, Series 2022-3A, Class B, 6.740%, 7/17/2028 (a)	300,000	302,868
Exeter Automobile Receivables Trust, Series 2023-1A, Class A3, 5.580%, 4/15/2026	300,000	299,930
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.120%, 1/15/2026 (a)	400,000	389,118
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.430%, 10/15/2026 (a)	250,000	248,907
GLS Auto Receivables Issuer Trust, Series 2021-2A, Class B, 0.770%, 9/15/2025 (a)	14,442	14,201
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class D, 4.090%, 8/15/2026 (a)	200,000	194,699
GLS Auto Receivables Issuer Trust, Series 2021-1A, Class E, 3.140%, 1/18/2028 (a)	600,000	553,682
Hertz Vehicle Financing LLC, Series 2022-3A, Class A, 3.370%, 3/25/2025 (a)	150,000	147,511
Hertz Vehicle Financing LLC, Series 2022-3A, Class C, 4.350%, 3/25/2025 (a)	200,000	195,929
Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.220%, 5/17/2027 (a)	253,404	245,415
Lendbuzz Securitization Trust, Series 2023-1A, Class A2, 6.920%, 8/15/2028 (a)	500,000	503,576
Lendingpoint Asset Securitization Trust, Series 2021-A, Class B, 1.460%, 12/15/2028 (a)	132,074	132,096
LL ABS Trust, Series 2020-1A, Class C, 6.540%, 1/17/2028 (a)	133,001	131,589
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)	493,922	487,858
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027 (a)	300,000	301,622
Oportun Funding LLC, Series 2021-A, Class A, 1.210%, 3/8/2028 (a)(d)	466,347	446,922
Pagaya AI Debt Selection Trust, Series 2021-1, Class A, 1.180%, 11/15/2027 (a)	96,957	96,322
Pagaya AI Debt Selection Trust, Series 2021-HG1, Class A, 1.220%, 1/16/2029 (a)	764,755	728,400
Pagaya AI Debt Selection Trust, Series 2021-3, Class A, 1.150%, 5/15/2029 (a)	663,336	655,952
Pagaya AI Debt Selection Trust, Series 2022-1, Class B, 3.344%, 10/15/2029 (a)	199,974	184,787
Pagaya AI Debt Selection Trust, Series 2022-5, Class A, 8.096%, 6/17/2030 (a)	608,976	614,432
Pagaya AI Debt Selection Trust, Series 2023-1, Class A, 7.556%, 7/15/2030 (a)	594,279	595,887
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.600%, 12/16/2030 (a)	500,000	504,371
Santander Drive Auto Receivables Trust, Series 2022-7, Class A2, 5.810%, 1/15/2026	485,672	486,238
Santander Drive Auto Receivables Trust, Series 2022-1, Class B, 2.360%, 8/17/2026	155,000	151,628
Skopos Auto Receivables Trust, Series 2019-1A, Class D, 5.240%, 4/15/2025 (a)	286,735	286,817
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	100,000	99,346
Theorem Funding Trust, Series 2022-3A, Class A, 7.600%, 4/15/2029 (a)	309,027	311,962
Theorem Funding Trust, Series 2022-3A, Class B, 8.950%, 4/15/2029 (a)	200,000	206,630
Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480%, 8/17/2026 (a)	372,910	373,372
U.S. Auto Funding Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	1,150,000	1,166,940
United Auto Credit Securitization Trust, Series 2023-1, Class A, 5.570%, 7/10/2025 (a)	219,013	218,931
Upstart Pass-Through Trust, Series 2020-ST5, Class A, 3.000%, 12/20/2026 (a)	277,063	267,891
Upstart Pass-Through Trust, Series 2020-ST1, Class A, 3.750%, 2/20/2028 (a)	369,491	364,862
Upstart Pass-Through Trust, Series 2020-ST2, Class A, 3.500%, 3/20/2028 (a)	449,908	438,148
Upstart Pass-Through Trust, Series 2021-ST8, Class A, 1.750%, 10/20/2029 (a)	357,306	344,623
Upstart Pass-Through Trust, Series 2022-4A, Class A, 7.010%, 10/15/2030 (a)	689,576	691,238
Upstart Securitization Trust, Series 2021-2, Class A, 0.910%, 6/20/2031 (a)	5,830	5,759
Upstart Securitization Trust, Series 2021-2, Class B, 1.750%, 6/20/2031 (a)	500,000	483,921
Upstart Securitization Trust, Series 2021-3, Class A, 0.830%, 7/20/2031 (a)	12,274	12,058
Upstart Securitization Trust, Series 2021-3, Class B, 1.660%, 7/20/2031 (a)	200,000	191,348
Upstart Securitization Trust, Series 2021-4, Class A, 0.840%, 9/20/2031 (a)	25,282	24,886
Upstart Securitization Trust, Series 2021-4, Class B, 1.840%, 9/20/2031 (a)	600,000	562,307
Upstart Securitization Trust, Series 2021-5, Class A, 1.310%, 11/20/2031 (a)	673,874	663,540
Upstart Securitization Trust, Series 2022-2, Class A, 4.370%, 5/20/2032 (a)	291,148	287,958
Upstart Securitization Trust, Series 2023-1, Class A, 6.590%, 2/20/2033 (a)	262,913	260,756
US Auto Funding Trust, Series 2022-1A, Class B, 5.130%, 12/15/2025 (a)	50,000	49,445
Veros Automobile Receivables Trust, Series 2020-1, Class C, 2.990%, 6/15/2025 (a)	157,627	156,297
Veros Automobile Receivables Trust, Series 2021-1, Class A, 0.920%, 10/15/2026 (a)	58,106	57,433
Westlake Automobile Receivables Trust, Series 2020-2A, Class D, 2.760%, 1/15/2026 (a)	570,000	560,597
Westlake Automobile Receivables Trust, Series 2023-1A, Class A2A, 5.510%, 6/15/2026 (a)	1,000,000	1,000,228
World Omni Select Auto Trust, Series 2023-A, Class A2B, 5.608% (SOFR30A + 0.850%), 3/15/2027 (c)	400,000	399,153
TOTAL ASSET-BACKED SECURITIES (Cost ― $25,791,215)		$25,960,039

Collateralized Loan Obligations ― 8.50%
ICG US CLO Ltd., Series 2015-1A, Class A1R, 6.405% (3 Month LIBOR USD + 1.140%), 10/19/2028 (a)(c)	422,075	417,568
Madison Park Funding Ltd., Series 2018-30A, Class A, 6.010% (3 Month LIBOR USD + 0.750%), 4/16/2029 (a)(c)	1,500,912	1,486,790
Madison Park Funding Ltd., Series 2014-13A, Class BR2, 6.765% (3 Month LIBOR USD + 1.500%), 4/19/2030 (a)(c)	800,000	789,375
Madison Park Funding Ltd., Series 2017-23A, Class AR, 6.262% (3 Month LIBOR USD + 0.970%), 7/28/2031 (a)(c)	786,498	777,466
Voya CLO Ltd., Series 2014-2A, Class A1RR, 6.280% (3 Month LIBOR USD + 1.020%), 4/17/2030 (a)(c)	832,351	824,171
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost ― $4,280,604)		$4,295,370

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 5.77%
Federal Home Loan Mortgage Corp., Series K-043, Class A1, 2.532%, 10/25/2023	200,432	197,666
Federal Home Loan Mortgage Corp., Series K-036, Class A2, 3.527%, 10/25/2023 (e)	384,428	381,262
Federal Home Loan Mortgage Corp., Series K-F81, Class AS, 5.030% (SOFR30A + 0.400%), 6/25/2027 (c)	431,372	428,952
Federal Home Loan Mortgage Corp., Series K-F100, Class AS, 4.810% (SOFR30A + 0.180%), 1/25/2028 (c)	416,873	410,280
Federal Home Loan Mortgage Corp., Series K-F46, Class A, 5.078% (1 Month LIBOR USD + 0.220%), 3/25/2028 (c)	160,596	157,825
Federal Home Loan Mortgage Corp., Series K-F61, Class A, 5.388% (1 Month LIBOR USD + 0.530%), 3/25/2029 (c)	921,814	910,660
Federal Home Loan Mortgage Corp., Series K-F114, Class AS, 4.850% (SOFR30A + 0.220%), 5/27/2031 (c)	440,260	430,623
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $2,932,235)		$2,917,268

Corporate Obligations ― 3.14%
Communications ― 0.60%
Sprint LLC, 7.875%, 9/15/2023	300,000	302,577

Consumer, Cyclical ― 0.39%
Ford Motor Credit Co LLC, 3.370%, 11/17/2023	200,000	196,864

Financial ― 1.56%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.150%, 10/29/2023	300,000	293,003
OneMain Finance Corp., 6.125%, 3/15/2024	300,000	295,549
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	200,000	198,721
		787,273
Technology ― 0.59%
Seagate HDD Cayman, 4.750%, 6/1/2023	300,000	299,945
TOTAL CORPORATE OBLIGATIONS (Cost ― $1,590,927)		$1,586,659

Residential Mortgage-Backed Securities ― 19.10%
AMSR Trust, Series 2020-SFR1, Class D, 2.619%, 4/17/2037 (a)	446,000	405,988
Bellemeade Re Ltd., Series 2019-1A, Class M2, 7.720% (1 Month LIBOR USD + 2.700%), 3/25/2029 (a)(c)	182,667	183,973
BRAVO Residential Funding Trust, Series 2021-A, Class A1, 1.991%, 10/25/2059 (a)(f)	150,783	144,990
CIM Trust, Series 2018-R3, Class A1, 5.000%, 12/25/2057 (a)(e)	339,126	326,049
Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (SOFR30A + 0.850%), 5/25/2051 (a)(c)	335,313	304,597
CoreVest American Finance Trust, Series 2019-1, Class A, 3.324%, 3/15/2052 (a)	288,246	278,463
CSMC Trust, Series 2019-RP10, Class A1, 3.005%, 12/25/2059 (a)(e)	223,002	213,578
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/2037 (a)	425,000	375,434
GCAT Trust, Series 2023-NQM2, Class A3, 6.598%, 11/25/2067 (a)(f)	487,997	478,775
JPMorgan Wealth Management, Series 2020-ATR1, Class A4, 3.000%, 2/25/2050 (a)(e)	681,053	649,698
MFA Trust, Series 2023-INV1, Class A3, 6.600%, 2/25/2058 (a)(f)	545,406	507,728
MFA Trust, Series 2020-NQM3, Class A3, 1.632%, 1/26/2065 (a)(e)	240,179	205,913
New Residential Mortgage Loan Trust, Series 2021-NQ2R, Class A1, 0.941%, 10/25/2058 (a)(e)	283,433	254,614
OBX Trust, Series 2023-NQM1, Class A3, 6.500%, 11/25/2062 (a)(e)	483,659	481,717
PRKCM Trust, Series 2023-AFC1, Class A3, 7.304%, 2/25/2058 (a)(f)	386,975	389,978
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687%, 10/17/2036 (a)	154,804	145,323
PRPM LLC, Series 2020-4, Class A1, 2.610%, 10/25/2025 (a)(f)	497,084	484,515
PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026 (a)(e)	512,422	487,055
PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026 (a)(f)	49,609	46,079
PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026 (a)(f)	54,188	49,130
STAR Trust, Series 2021-SFR2, Class F, 7.798% (1 Month LIBOR USD + 2.850%), 1/17/2024 (a)(c)	401,400	354,944
Towd Point Mortgage Trust, Series 2015-3, Class A4B, 3.500%, 3/25/2054 (a)(e)	48,775	48,353
Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.620% (1 Month LIBOR USD + 0.600%), 2/26/2057 (a)(c)	79,148	77,104
Towd Point Mortgage Trust, Series 2017-2, Class A2, 3.250%, 4/25/2057 (a)(e)	127,000	123,477
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A, 6.020% (1 Month LIBOR USD + 1.000%), 10/27/2059 (a)(c)	762,593	771,324
Tricon American Homes Trust, Series 2017-SFR2, Class A, 2.928%, 1/18/2036 (a)	485,979	478,150
Tricon American Homes Trust, Series 2017-SFR2, Class D, 3.672%, 1/18/2036 (a)	250,000	244,930
Verus Securitization Trust, Series 2022-8, Class A3, 6.127%, 9/25/2067 (a)(f)	385,567	387,610
Verus Securitization Trust, Series 2023-1, Class A2, 6.560%, 12/25/2067 (a)(f)	614,865	618,310
Visio Trust, Series 2019-2, Class A3, 3.076%, 11/25/2054 (a)(e)	150,155	134,817
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $9,702,089)		$9,652,616

Residential Mortgage-Backed Securities - U.S. Government Agency ― 2.33%
Federal Home Loan Mortgage Corp., Series 5149, Class BD, 2.000%, 2/25/2031	440,191	427,398
Federal Home Loan Mortgage Corp., Series 4776, Class QM, 3.000%, 6/15/2045	432,670	424,266
Federal National Mortgage Association, 2.919%, 10/1/2025 (e)	300,000	290,092
Government National Mortgage Association, 9.000%, 12/15/2024	6,218	6,258
Government National Mortgage Association, Series 2015-56, Class LB, 1.500%, 4/16/2040	29,562	29,038
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $1,173,039)		$1,177,052

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 0.85%
Federal Home Loan Mortgage Corp., Series 2022-HAQ2, Class M1A, 7.465% (SOFR30A + 2.650%), 7/25/2042 (a)(c)	230,862	233,462
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 7.620% (1 Month LIBOR USD + 2.600%), 5/28/2024 (c)	128,732	130,669
Federal National Mortgage Association, Series 2014-C03, Class 2M2, 7.920% (1 Month LIBOR USD + 2.900%), 7/25/2024 (c)	62,953	62,863
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $421,472)		$426,994

U.S. Treasury Notes ― 3.84%
2.500%, 1/31/2025	2,000,000	1,942,031
TOTAL U.S. TREASURY NOTES (Cost ― $1,942,195)		$1,942,031

Short-Term Investments ― 6.08%
U.S. Treasury Bills ― 3.89%
4.839%, 8/8/2023 (g)	1,000,000	986,291
4.706%, 9/14/2023 (g)	1,000,000	981,829
		1,968,120
Money Market Funds ― 2.19%	Shares
First American Government Obligations Fund, Class U, 4.746% (h)	1,106,631	1,106,631
TOTAL SHORT-TERM INVESTMENTS (Cost ― $3,075,316)		$3,074,751
TOTAL INVESTMENTS ― 100.97% (Cost ― $50,909,092)		$51,032,780
Liabilities in Excess of Other Assets ― (0.97%)		(488,817)
NET ASSETS ― 100.00%		$50,543,963

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At April 30, 2023, the value of these securities amounted to $36,636,414 or 72.48% of net assets.

(b)	Security issued on a when-issued basis. On April 30, 2023, the total value of investments purchased on a when-issued basis was $700,859 or 1.39% of net assets.
(c)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase. Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of April 30, 2023.

(d)	Illiquid security. At April 30, 2023, the value of these securities amounted to $446,922 or 0.88% of net assets.
(e)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of April 30, 2023.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate disclosed is the rate in effect as of April 30, 2023.
(g)	Rate disclosed is the effective yield as of April 30, 2023.
(h)	Rate disclosed is the seven day yield as of April 30, 2023.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$25,960,039	$-	$25,960,039
Collateralized Loan Obligations	-	4,295,370	-	4,295,370
Commercial Mortgage-Backed Securities – U.S. Government Agency	-	2,917,268	-	2,917,268
Corporate Obligations	-	1,586,659	-	1,586,659
Residential Mortgage-Backed Securities	-	9,652,616	-	9,652,616
Residential Mortgage-Backed Securities – U.S. Government Agency	-	1,177,052	-	1,177,052
Residential Mortgage-Backed Securities – U.S. Government Agency Credit Risk Transfer	-	426,994	-	426,994
U.S. Treasury Notes	-	1,942,031	-	1,942,031
Short-Term Investments	1,106,631	1,968,120	-	3,074,751
Total	$1,106,631	$49,926,149	$–	$51,032,780

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2023, the Fund did not recognize any transfers to or from Level 3.